Note 8. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
Note 8. Subsequent Events

Note 8. Subsequent Events

The December 2014 note for December 2014 Note for 22,375 was paid back with the stated interest to note holder by the company on April 21, 2015 on the note.

The second January 2015 Note for $15,000 was paid back to note holder by the company on April 21, 2015 and the stated interest due on the note was waived by debtor.

Note 7. Subsequent Events.

During January 2015, the Company issued 750,000 restricted units each consisting of one share of common stock, par value $0.0001 ("Common Stock") and one warrant to purchase one additional share of Common Stock (the "Units") at a post-reverse price of US$0.40 per units. The sales were made without registration under the Securities Act of 1933, as amended (the "Act") in reliance upon the exemptions provided in Section 4(2) of the Act and Regulation S promulgated by the United States Securities and Exchange Commission (the "SEC") under the Act.

On February 2, 2015, the Company entered into a Loan Agreement with Emerald Medical Applications Ltd, a private Israeli company ("Emerald"), pursuant to which the Company agreed to loan Emerald the principal sum of US$90,000 (the "Loan").

There were no other material subsequent events following the period ended December, 31, 2014 and throughout the date of the filing of Form 10-K.